SEPTEMBER 29, 2020

SUPPLEMENT TO

HARTFORD HLS FUNDS PROSPECTUS

DATED MAY 1, 2020, AS SUPPLEMENTED THROUGH SEPTEMBER 21, 2020

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

Effective after the close of business on September 25, 2020, each Acquired Fund identified below was reorganized into the corresponding Acquiring Fund identified below pursuant to an Agreement and Plan of Reorganization.

Acquired Fund	Corresponding Acquiring Fund
Hartford High Yield HLS Fund	Hartford Total Return Bond HLS Fund
Hartford U.S. Government Securities HLS Fund	Hartford Ultrashort Bond HLS Fund

Accordingly, all references to Hartford High Yield HLS Fund, High Yield HLS Fund, Hartford U.S. Government Securities HLS Fund, and U.S. Government Securities HLS Fund are deleted in their entirety from the above referenced Statutory Prospectus.

This Supplement should be retained with your Statutory Prospectus for future reference.

HV-7561	September 2020

SEPTEMBER 29, 2020

SUPPLEMENT TO
THE COMBINED STATEMENT OF ADDITIONAL INFORMATION

FOR HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

DATED MAY 1, 2020, AS SUPPLEMENTED SEPTEMBER 21, 2020

This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information.

Effective after the close of business on September 25, 2020, each Acquired Fund identified below was reorganized into the corresponding Acquiring Fund identified below pursuant to an Agreement and Plan of Reorganization.

Acquired Fund	Corresponding Acquiring Fund
Hartford High Yield HLS Fund	Hartford Total Return Bond HLS Fund
Hartford U.S. Government Securities HLS Fund	Hartford Ultrashort Bond HLS Fund

Accordingly, all references to Hartford High Yield HLS Fund, High Yield HLS Fund, Hartford U.S. Government Securities HLS Fund, and U.S. Government Securities HLS Fund are deleted in their entirety from the above referenced Statement of Additional Information.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.